     As filed with the Securities and Exchange Commission on October 31, 2003

                                     Securities Act Registration No. 333-105190

                                 Investment Company Registration No. 811-21343

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                          Pre-Effective Amendment No. 3 [X]

                          Post-Effective Amendment No. [_]
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940 [X]

                                 AMENDMENT NO. 3 [X]


                Salomon Brothers Emerging Markets Debt Fund Inc.
               (Exact Name of Registrant as Specified In Charter)

                                125 Broad Street
                            New York, New York 10004
                    (Address of Principal Executive Offices)

                                 (800) 725-6666
                    (Registrant's Telephone Number, including
                                   Area Code)

                               Christina T. Sydor

                        ---------------------------------
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and Address of Agent for Service)

                                    Copy to:

          Sarah E. Cogan, Esq.               Thomas A. Decapo, Esq.
     Simpson Thacher & Bartlett LLP    Skadden, Arps, Slate, Meagher & Flom LLP
         425 Lexington Avenue                  One Beacon Street
          New York, NY 10017                    Boston, MA 02108

                  Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed Maximum   Proposed Maximum
                                          Amount Being     Offering Price       Aggregate         Amount of
Title of Securities Being Registered       Registered         per Unit        Offering Price   Registration Fee
---------------------------------------------------------------------------------------------------------------
Common Stock, $.001 par value               3,000,000             $20.00        $60,000,000(1)     $4,854.00(2)

(1) Estimated solely for the purpose of calculating the registration fee.

(2) $4,854.00 of which was previously paid.


The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

                Salomon Brothers Emerging Markets Debt Fund Inc.

              Contents of Pre-Effective Amendment No. 3 on Form N-2

This pre-effective amendment consists of the following papers and documents:

     Cover Sheet

     Contents of Pre-Effective Amendment No. 3 on Form N-2

     Part A - Prospectus*

     Part B - Statement of Additional Information*

     Part C - Other Information

     Signature Pages

*Incorporated by Reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement, File Nos. 333-105190 and 811-21343 (Filed October 27,
2003).

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (1)   Financial Statements (1)

          (2)   (a)   (1)  --    Articles of Incorporation*

                (a)   (2)  --    Articles of Amendment**
                (b)        --    By-Laws

                (c)        --    Not Applicable

                (d)        --    Specimen Stock Certificate; Articles V and
                                 VIII of Registrant's Articles of Incorporation are incorporated herein by reference.*


                (e)        --    Form of Automatic Dividend Reinvestment Plan

                (f)        --    Not Applicable

                (g)        --    Form of Investment Management Agreement

                (h)   (1)  --    Form of Underwriting Agreement (1)

                      (2)  --    Form of Master Agreement Among Underwriters
                      (3)  --    Form of Master Selected Dealer Agreement

                (i)        --    Not Applicable

                (j)        --    Master Custodian Agreement
                (k)        --    Form of Transfer Agency and Services Agreement

                (l)   (1)  --    Opinion and Consent of Simpson Thacher &
                                 Bartlett LLP
                (l)   (2)  --    Opinion & Consent of Piper Rudnick LLP
                (m)        --    Not Applicable

                (n)        --    Consent of independent accountants**

                (o)        --    Not Applicable
                (p)        --    Subscription Agreement
                (q)        --    Not Applicable

                (r)        --    Code of Ethics of Fund Investment Manager and
                                 Principal Underwriter
                (s)        --    Powers of Attorney**


----------
(1) To be filed by amendment.

 * Filed previously in Registrant's initial filing of its Registration
   Statement on Form N-2 relating to Registrant's Common Shares on May 13, 2003.

** Filed previously in Registrant's initial filing of its Registration Statement on Form N-2 relating to Registrant's Common Shares on October 27, 2003.


Item 25.  Marketing Arrangements

          See Exhibit 2(h)(1) to this Registration Statement.

Item 26.  Other Expenses of Issuance and Distribution

          The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

--------------------------------------------------------------------------------
SEC Registration fees .............................................    $4,854
--------------------------------------------------------------------------------
New York Stock Exchange listing fee ...............................
--------------------------------------------------------------------------------
Printing and engraving expenses ...................................
--------------------------------------------------------------------------------
Auditing fees and expenses ........................................
--------------------------------------------------------------------------------
Legal fees and expenses ...........................................
--------------------------------------------------------------------------------
NASD Fees .........................................................
--------------------------------------------------------------------------------
Miscellaneous .....................................................
--------------------------------------------------------------------------------
Total .............................................................    $____
--------------------------------------------------------------------------------

Item 27.  Persons Controlled by or Under Common Control with Registrant

          None.

Item 28.  Number of Holders of Securities

--------------------------------------------------------------------------------
                                                                  Number of
Title of Class                                                  Record Holders
--------------                                                  --------------
--------------------------------------------------------------------------------
Common Stock, par value $.001 per share............................   None
--------------------------------------------------------------------------------

Item 29.  Indemnification

          Under the Fund's Articles of Incorporation and By-Laws, the directors and officers of the Company and Fund will be indemnified to the fullest extent allowed and in the manner provided by Maryland law and applicable provisions of the Investment Company Act of 1940, as amended, including advancing of expenses incurred in connection therewith. Indemnification shall not be provided however to any officer or director against any liability to the Registrant or its security-holders to which he or she would otherwise be subject by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Company by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Adviser

         For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Salomon Brothers Asset Management Inc ("SBAM"), reference is made to SBAM's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 31. Location of Accounts and Records

         The accounts and records of the Registrant are maintained at the office of SBAM at 399 Park Avenue, New York, New York 10022.

Item 32. Management Services

         Not applicable.

Item 33. Undertakings

         (1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         (2) Not applicable.

         (3) Not applicable.

         (4) Not applicable.

         (5) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

         Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

         (6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 31st day of October, 2003.


                                   SALOMON BROTHERS EMERGING MARKETS
                                   DEBT FUND INC.


                                   By: /s/  R. Jay Gerken
                                      -----------------------------------

                                            Chairman and Chief Executive Officer


                                   By: /s/  Lewis E. Daidone
                                      -----------------------------------
                                            Treasurer (Principal Financial and
                                            Accounting Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity and on the date indicated.

     ---------------------------------------------------------------------------
                Signature                  Title                     Date
                ---------                  -----                     ----
     ---------------------------------------------------------------------------


     /s/ R. Jay Gerken                Chairman and             October 31, 2003
     -----------------------------    Chief Executive Officer

     ---------------------------------------------------------------------------

     */s/ Lewis E. Daidone            Treasurer (Principal     October 31, 2003
                                      Financial and Accounting
                                      Officer)
     ---------------------------------------------------------------------------

     /s/ R. Jay Gerken                Director                 October 31, 2003

     ---------------------------------------------------------------------------

     */s/ Daniel P. Cronin            Director                 October 31, 2003

     ---------------------------------------------------------------------------

     */s/ Leslie H. Gelb              Director                 October 31, 2003

     ---------------------------------------------------------------------------

     */s/ Dr. Riordan Roett           Director                 October 31, 2003

     ---------------------------------------------------------------------------

     */s/ Jeswald W. Salacuse         Director                 October 31, 2003

     ---------------------------------------------------------------------------

     */s/ William R. Hutchinson       Director                 October 31, 2003

     ---------------------------------------------------------------------------

     */s/ Carol L. Colman             Director                 October 31, 2003

     ---------------------------------------------------------------------------


*By: /s/ R. Jay Gerken
     ---------------------------
         R. Jay Gerken
         Attorney-In-Fact
         October 31, 2003

                        SCHEDULE OF EXHIBITS TO FORM N-2


--------------------------------------------------------------------------------
Exhibit No.          Exhibit
----------           -------
--------------------------------------------------------------------------------
Exhibit B            By-laws
--------------------------------------------------------------------------------
Exhibit D            Specimen Stock Certificate
--------------------------------------------------------------------------------
Exhibit E            Form of Automatic Dividend Reinvestment Plan
--------------------------------------------------------------------------------
Exhibit G            Form of Investment Management Agreement
--------------------------------------------------------------------------------
Exhibit H(2)         Form of Master Agreement Among Underwriters
--------------------------------------------------------------------------------
Exhibit H(3)         Form of Master Selected Dealer Agreement
--------------------------------------------------------------------------------
Exhibit J            Master Custodian Agreement
--------------------------------------------------------------------------------
Exhibit K            Form of Transfer Agency and Services Agreement
--------------------------------------------------------------------------------
Exhibit L(1)         Opinion and Consent of Simpson Thacher & Bartlett LLP
--------------------------------------------------------------------------------
Exhibit L(2)         Opinion and Consent of Piper Rudnick LLP
--------------------------------------------------------------------------------
Exhibit P            Subscription Agreement
--------------------------------------------------------------------------------
Exhibit R            Code of Ethics of Fund Investment Manager and Principal
                     Underwriter
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------